Management of financial risks - Fair Value (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Financial liabilities
Financial liabilities	€ 40,660,000	€ 18,973,000
Transfer of assets, out of level 1 into level 2	0
Transfer of assets, out of level 2 into level 1	0
Transfer of liabilities, out of level 1 into level 2	0
Transfer of liabilities, out of level 2 into level 1	0
Carrying value | Level I | Cash and cash equivalent. [member]
Financial Assets
Financial assets	30,001,000	34,186,000
Carrying value | Level I | Financial assets. [member]
Financial Assets
Financial assets	18,000,000	51,369,000
Carrying value | Level II | Foreign currency swaps. [member]
Financial liabilities
Financial liabilities		353,000
Carrying value | Level II | Foreign currency swaps. [member]
Financial Assets
Financial assets	4,000
Carrying value | Level III | Loan Facility Agreement [Member]
Financial liabilities
Financial liabilities	7,793,000	6,898,000
Carrying value | Level III | Synthetic warrants
Financial liabilities
Financial liabilities	1,601,000	3,204,000
Carrying value | Level III | Recoverable cash advances. [member]
Financial liabilities
Financial liabilities	8,609,000	8,871,000
Carrying value | Level III | Convertible bonds
Financial liabilities
Financial liabilities	22,657,000
Carrying value | Level III | Trade and Other receivables.
Financial Assets
Financial assets	6,184,000	4,293,000
Carrying value | Level III | Other long-term receivables [member]
Financial Assets
Financial assets	394,000	395,000
Carrying value | Level III | Other current assets. [member]
Financial Assets
Financial assets	165,000	739,000
Carrying value | Level III | Prepayment Option [Member]
Financial Assets
Financial assets	91,000	112,000
Carrying value | Level I And III [member] | Trade and other liabilities [member]
Financial liabilities
Financial liabilities	15,578,000	15,193,000
Fair value | Level I | Cash and cash equivalent. [member]
Financial Assets
Financial assets	30,001,000	34,186,000
Fair value | Level I | Financial assets. [member]
Financial Assets
Financial assets	18,000,000	51,369,000
Fair value | Level II | Foreign currency swaps. [member]
Financial liabilities
Financial liabilities		353,000
Fair value | Level II | Foreign currency swaps. [member]
Financial Assets
Financial assets	€ 4,000
Fair value | Level III | Historical volatility for shares, measurement input | Synthetic warrants | Binomial Tree
Financial liabilities
Duration Utilized In Determining Fair Value Of Liabilities	240
Significant unobservable input liabilities	66.241
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	5.00%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 46,000,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	(54,000,000)
Fair value | Level III | Loan Facility Agreement [Member]
Financial liabilities
Financial liabilities	8,165,000	7,151,000
Fair value | Level III | Synthetic warrants
Financial liabilities
Financial liabilities	1,601,000	3,204,000
Fair value | Level III | Recoverable cash advances. [member]
Financial liabilities
Financial liabilities	8,609,000	8,871,000
Fair value | Level III | Convertible bonds
Financial liabilities
Financial liabilities	€ 31,243,000
Fair value | Level III | Convertible bonds | Historical volatility for shares, measurement input | Longstaff-Schwartz Monte Carlo
Financial liabilities
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	5.00%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 900,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	€ (800,000)
Fair value | Level III | Convertible bonds | Credit spread, measurement input | Longstaff-Schwartz Monte Carlo
Financial liabilities
Percentage of reasonably possible increase in unobservable input liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input liabilities	1.00%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ (257,000)
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	270,000
Fair value | Level III | Trade and Other receivables.
Financial Assets
Financial assets	6,184,000	4,293,000
Fair value | Level III | Other long-term receivables [member]
Financial Assets
Financial assets	394,000	395,000
Fair value | Level III | Other current assets. [member]
Financial Assets
Financial assets	165,000	739,000
Fair value | Level III | Prepayment Option [Member]
Financial Assets
Financial assets	91,000	112,000
Fair value | Level I And III [member] | Trade and other liabilities [member]
Financial liabilities
Financial liabilities	€ 15,578,000	€ 15,193,000